Statements Of Operations - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INVESTMENT INCOME:
Interest income	$ 941,571	$ 477,084	$ 289,332
EXPENSES:
Brokerage and custodial fees	13,188,987	13,566,738	15,803,314
Administrative expenses	1,192,572	1,140,008	1,239,830
Custody fees and other expenses	40,333	50,353	61,226
Management fees	460,718	385,131	405,490
Total expenses	14,882,610	15,142,230	17,509,860
Managing Owner commission rebate to unitholders	(777,662)	(817,820)	(454,987)
Net expenses	14,104,948	14,324,410	17,054,873
NET INVESTMENT LOSS	(13,163,377)	(13,847,326)	(16,765,541)
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Futures and forward currency contracts	34,149,842	17,999,224	54,277,805
Foreign exchange translation	(300,159)	(580,900)	71,870
Net change in unrealized:
Futures and forward currency contracts	805,212	2,370,350	(5,408,170)
Foreign exchange translation	(67,379)	166,256	(253,319)
Net gains (losses) from U.S. Treasury notes:
Realized		6,863	7,946
Net change in unrealized	60,019	(176,627)	(30,279)
TOTAL NET REALIZED AND UNREALIZED GAINS	34,647,535	19,785,166	48,665,853
NET INCOME	21,484,158	5,937,840	31,900,312
LESS PROFIT SHARE TO MANAGING OWNER	551,582	228,356	119,598
NET INCOME AFTER PROFIT SHARE TO MANAGING OWNER	20,932,576	5,709,484	31,780,714
Series 1 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
LESS PROFIT SHARE TO MANAGING OWNER
NET INCOME AFTER PROFIT SHARE TO MANAGING OWNER	$ 17,018,356	$ 3,971,957	$ 26,849,720
NET INCOME (LOSS) PER UNIT OUTSTANDING
Unitholders	$ 104.24	$ 20.02	$ 118.61
Series 2 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
LESS PROFIT SHARE TO MANAGING OWNER
NET INCOME AFTER PROFIT SHARE TO MANAGING OWNER	$ 4,475	$ 2,540	$ 13,781
NET INCOME (LOSS) PER UNIT OUTSTANDING
Unitholders	$ 156.98	$ 64.92	$ 184.35
Series 3 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
LESS PROFIT SHARE TO MANAGING OWNER
NET INCOME AFTER PROFIT SHARE TO MANAGING OWNER	$ 2,298,143	$ 949,313	$ 3,119,843
NET INCOME (LOSS) PER UNIT OUTSTANDING
Unitholders	$ 161.47	$ 68.28	$ 189.23
Series 4 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
LESS PROFIT SHARE TO MANAGING OWNER
NET INCOME AFTER PROFIT SHARE TO MANAGING OWNER	$ 709,240	$ 313,411	$ 533,677
NET INCOME (LOSS) PER UNIT OUTSTANDING
Unitholders	$ 264.30	$ 124.51	$ 240.96